Vanguard SP Small-Cap 600 Growth Index Fund Investment Strategy - ETF Prospectus [Member] - Vanguard SP Small-Cap 600 Growth Index Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the S&P SmallCap 600® Growth Index (the “Target Index”), which represents the growth companies of the S&P SmallCap 600 Index, as determined by the index provider. The Target Index measures the performance of small-capitalization growth companies in the United States. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.